Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Accrued Expenses And Other Current Liabilities Abstract
Accrued salaries and bonus	$ 53,776	$ 46,051	$ 42,639
Other accrued expenses and other payables	622,033	621,874	728,287
Other tax payables	355,165		114,657
Total	$ 1,030,974	$ 667,925	$ 885,583